Segment and Geographic Information (Tables)	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Information about operating segments
	Year Ended December 31,
	2022	2021
Geographic Net Sales:
Americas	$1,547,056	$1,866,154
Latin America	2,501,416	1,668,252
Asia	510,927	786,839
Total Net Sales	$4,559,399	$4,321,245

Cost of Goods Sold:
Americas	$279,246	$304,615
Latin America	723,544	443,191
Asia	161,228	275,354
Total Cost of Goods Sold:	$1,164,018	$1,023,160

Operating Expenses:
Americas	$6,057,305	$3,748,307
Latin America	1,823,365	2,059,381
Asia	538,091	700,668
Total Operating Expenses	$8,418,761	$6,508,356

Loss from operations:
Americas	$(4,789,494)	$(2,186,768)
Latin America	(45,493)	(834,320)
Asia	(188,393)	(189,183)
Total Loss from Operations	$(5,023,380)	$(3,210,271)

Total Assets by Geographic Location
Americas	$3,986,976	$5,211,878
Latin America	198,609	284,788
Asia	81,356	223,456
Total Assets	$4,266,941	$5,720,122